Schedule of amounts receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Financial Risk Management
Trade receivables	$ 853	$ 1,950
Other miscellaneous receivables	131	138
Amount receivables	$ 984	$ 2,088